Note 40 Fees and commission expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee and commission expense [Line Items]
Demand accounts	€ 5	€ 5	€ 5
Credit and debit cards expenses	1,884	1,427	1,130
Transfers and other payment orders expenses	133	120	97
Commissions for selling insurance	70	51	54
Custody securities	92	55	52
Other fee and commission expense	723	574	519
Fee and commission expense	€ 2,907	€ 2,232	€ 1,857